Supplemental Data - Statements of Cash Flows (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Supplemental Data - Statements of Cash Flows
Schedule of supplemental cash flow and other non-cash data

	For the Six Months Ended
	June 30,
	2020	2019

	(In thousands)
Cash paid for interest	$329,923	$382,391
Cash received for interest	1,962	8,528
Cash paid for income taxes	3,205	8,845
Cash paid for income taxes to DISH Network	176,964	152,526
Capitalized interest	—	440
Reclassification of a receivable from noncurrent to current	—	138,210

	For the Years Ended December 31,
	2019	2018	2017

	(In thousands)
Cash paid for interest	$765,510	$793,506	$878,772
Cash received for interest	30,041	6,043	9,855
Cash paid for income taxes	19,485	18,683	29,961
Cash paid for income taxes to DISH Network	245,028	302,329	408,265
Capitalized interest	440	1,071	481